BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Basis Of Presentation And Summary Of Significant Accounting Policies
Property and Equipment estimated useful life
Category	Useful Life
Leasehold improvements	The lesser of the estimated useful life or length of the lease
Office equipment	3–5 years
Furniture and fixtures	3–7 years
Vehicles	4–5 years
Machinery and equipment	3–6 years
Buildings	35 years
Construction in progress	Not depreciated